Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	81 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000224285
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	7.79%	3.75%	4.76%
C000224286
Average Annual Return [Line Items]
Average Annual Return, Percent	2.11%	8.24%	4.22%	4.71%
Without Sales Load [Member] | C000224285
Average Annual Return [Line Items]
Average Annual Return, Percent	3.50%	10.00%	4.99%	5.68%
Without Sales Load [Member] | C000224286
Average Annual Return [Line Items]
Average Annual Return, Percent	3.11%	9.24%	4.22%	4.71%
Without Sales Load [Member] | C000224288
Average Annual Return [Line Items]
Average Annual Return, Percent	3.53%	10.23%	5.24%	5.63%
Without Sales Load [Member] | C000224287
Average Annual Return [Line Items]
Average Annual Return, Percent	3.93%	10.90%	5.71%	6.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.77%	5.46%	(0.90%)	1.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.77%	5.46%	(0.90%)	1.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.77%	5.46%	(0.90%)	1.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.77%	5.46%	(0.90%)	1.50%